Condensed Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues	$ 96,668	$ 119,507	$ 137,663
Operating expenses:
General and administrative (including share-based compensation expenses $617, $633 and $382 for the years ended December 31, 2012, 2013 and 2014, respectively)	(7,842)	(6,322)	(5,594)
Selling and marketing (including share-based compensation expenses $198, $220 and $133 for the years ended December 31, 2012, 2013 and 2014, respectively)	(9,265)	(2,535)	(12,328)
Research and development(including share-based compensation expenses $355, $393 and $238 for the years ended December 31, 2012, 2013 and 2014, respectively)	(7,174)	(8,285)	(9,343)
Total operating expenses	(27,191)	(22,009)	(31,098)
Other operating income	2,612	2,121	1,124
Income (loss) from operations	(15,603)	(2,694)	1,554
Change in fair value of the Put Option	(210)	(150)	(150)
Income (loss) before income taxes	(14,630)	(825)	3,790
Income taxes	(438)	(2,146)	(5,635)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(13,431)	(2,470)	(3,294)
Foreign currency translation adjustment	(8,614)	9,892	3,525
Comprehensive (loss) income attributable to China Techfaith Wireless Communication Technology Limited:	(21,204)	6,549	(69)
Parent Company
Net revenues	0	0	0
Operating expenses:
General and administrative (including share-based compensation expenses $617, $633 and $382 for the years ended December 31, 2012, 2013 and 2014, respectively)	(420)	(671)	(655)
Selling and marketing (including share-based compensation expenses $198, $220 and $133 for the years ended December 31, 2012, 2013 and 2014, respectively)	(133)	(220)	(198)
Research and development(including share-based compensation expenses $355, $393 and $238 for the years ended December 31, 2012, 2013 and 2014, respectively)	(238)	(393)	(355)
Total operating expenses	(791)	(1,284)	(1,208)
Other operating income			124
Income (loss) from operations	(791)	(1,284)	(1,084)
Equity in loss of subsidiaries	(12,430)	(1,036)	(2,060)
Change in fair value of the Put Option	(210)	(150)	(150)
Income (loss) before income taxes	(13,431)	(2,470)	(3,294)
Income taxes	0	0	0
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(13,431)	(2,470)	(3,294)
Other comprehensive income, net of tax	0	0	0
Foreign currency translation adjustment	(7,773)	9,019	3,225
Comprehensive (loss) income attributable to China Techfaith Wireless Communication Technology Limited:	$ (21,204)	$ 6,549	$ (69)